SUBSEQUENT EVENTS (Details) (Subsequent Event [Member], EUR €) In Thousands, unless otherwise specified	1 Months Ended
Jan. 31, 2014
Line Of Credit One [Member]
Subsequent Event [Line Items]
Line of credit, maximum borrowing amount	€ 800
Quarterly reduction amount	80
Credit facility, expiration date	Sep. 30, 2016
Debt instrument, interest rate basis points above reference rate	3.75%
Line Of Credit Two [Member]
Subsequent Event [Line Items]
Line of credit, maximum borrowing amount	600
Quarterly reduction amount	200
Credit facility, expiration date	Dec. 31, 2014
Debt instrument, interest rate basis points above reference rate	3.75%
Line Of Credit Three [Member]
Subsequent Event [Line Items]
Line of credit, maximum borrowing amount	1,100
Quarterly reduction amount	€ 100
Credit facility, expiration date	Dec. 21, 2016
Debt instrument, interest rate basis points above reference rate	3.75%